Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”); to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has established a controlling financial interest (as defined in ASC 810 “Consolidation”) and is able to direct the activities and derive the economic benefits of the entity. Accordingly, the Company is considered the primary beneficiary of each VIE and consolidates each entity in accordance with U.S. GAAP.

All significant transactions and balances between the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

2. Summary of Significant Accounting Policies (Continued)

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Group’s consolidated financial statements, to the extent applicable, mainly include, but are not limited to, standalone selling price of each distinct performance obligation in revenue recognition and determination of the amortization period of these obligations, the determination of share-based compensation expenses, fair value of investments, useful lives and assessment for impairment of long-lived assets and intangible assets, inventory valuation for excess and obsolete inventories, lower of cost and net realizable value of inventories, losses on purchase commitments relating to inventory, product warranties, determination of vendor and customer rebates and valuation allowance for deferred tax assets. Actual results could differ from these estimates under different assumptions and conditions.

(d)	Functional currency and foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currencies of the Company and its subsidiaries which are incorporated in Hong Kong and Singapore are United States dollars (“US$”). The Company’s subsidiaries,the VIEs and the VIEs’ subsidiaries with operations in Chinese mainland and other jurisdictions generally use their respective local currencies as their functional currencies. The determination of the respective functional currency is based on the criteria set out by ASC 830 “Foreign Currency Matters”.

Transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of comprehensive income as “Others, net”.

The financial statements of the Group’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The foreign currency translation adjustments are recorded in accumulated other comprehensive (loss)/ income as a component of shareholders’ equity.

(e)	Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931, representing the exchange rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

2. Summary of Significant Accounting Policies (Continued)

(f)	Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand, cash in bank, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Cash that is restricted as to withdrawal for use or pledged as security is reported as “Restricted cash” in the consolidated balance sheets.

(g)	Time deposits and short-term investments

Time deposits are those balances placed with the banks. These deposits that have original maturities longer than three months but less than one year are classified as short-term time deposits which are reflected in the consolidated balance sheets as “Time deposits and short‑term investments”, while the balances with original maturities longer than one year are classified as long-term time deposits which are reflected in the consolidated balance sheets as “Long‑term investments”. The time deposits have a fixed interest rate return and the Group has the intent and ability to hold the deposits to maturity. Time deposits are recorded at amortized cost which approximates fair value.

Short-term investments are investments in financial instruments with variable interest rates. These financial instruments which have maturity dates within one year are classified as short-term investments and are reflected in the consolidated balance sheets as “Time deposits and short‑term investments”, while those financial instruments which have maturity dates longer than one year are classified as “Long-term investments” in the consolidated balance sheets. The Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as “Interest income and investment income, net”.

(h)	Trade receivable and current expected credit losses

Trade receivable primarily includes commission service fee receivables derived from insurance companies and banks (the Group earns such fees in facilitating customer use of services offered by these entities). The Group provides an allowance against trade receivable based on the expected credit loss approach and writes off trade receivable when they are deemed uncollectible. No material allowance for credit loss on trade receivable was recognized for the years ended December 31, 2023,2024 and 2025.

(i)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the standard cost basis and includes all costs to acquire and other costs to bring the inventories to their present location and condition, which approximates actual cost using the weighted average method. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis after the fiscal year-end. The Group recognized inventory write-downs of RMB131,769, RMB129,964 and RMB151,327 and net losses on inventory purchase commitment of RMB104,971, RMB205,976 and RMB91,680 for the years ended December 31, 2023, 2024 and 2025, respectively.

2. Summary of Significant Accounting Policies (Continued)

(j)	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property, plant and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis or using the units-of-production method, as appropriate. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets. Direct costs that are related to the construction of property, plant and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Interest expense on specific outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction-in-progress is included within property, plant and equipment and is amortized over the life of the related assets. Interest costs capitalized for the years ended December 31, 2023, 2024 and 2025 were insignificant. Construction in progress is transferred to specific property, plant and equipment and the depreciation of these assets commences when the assets are ready for their intended use.

The estimated useful lives are as follows:

Useful Lives
Building and building improvements	5 to 20 years
Production machineries, facilities and equipment	2 to 10 years
Motor vehicles	2 to 4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the consolidated statements of comprehensive income as “Other operating income, net”.

The Group reviews the estimated useful lives and units-of-production for depreciation of its property, plant and equipment on an ongoing basis. In evaluating useful lives and units-of-production, the Group considers how long-lived assets will remain functionally efficient and effective, and the assets’ estimated total service capability, given levels of production, competitive factors, and the economic environment. If the assessment indicates that the assets will continue to be used for a shorter or longer period than previously anticipated, or the estimated level of production changes, the useful life or unit-of-production of the assets is revised, resulting in a change in estimate. Changes in estimates are accounted for on a prospective basis by depreciating the assets’ current carrying values over their revised remaining useful lives or revised units-of-production. For the year ended December 31, 2025, the Group completed an assessment of the estimated units - of - production of certain mold and tooling, which can only be used for production of certain vehicle products. The Company’s assessment in 2025, which considered the cessation or upgrade of certain vehicle production, resulted in the Company changing its estimates of the production volume of certain mold and tooling. As a result of these changes in estimates, which are accounted for on a prospective basis, and the Group recorded an increase in depreciation expense of RMB851,457 for the year ended December 31, 2025.

(k)	Intangible assets, net

Finite-lived intangible assets are carried at cost less accumulated amortization and impairment, if any. Finite-lived intangible assets are amortized using the straight-line method over the estimated useful lives as below:

Useful Lives
Software, Patents and licenses	2 to 10 years

2. Summary of Significant Accounting Policies (Continued)

(k)	Intangible assets, net (continued)

The Group estimates the useful life of the software and patents based on the contract terms, expected technical obsolescence and innovations and industry experience of such intangible assets.

Intangible assets that have indefinite useful life represent the automotive manufacturing permission and the insurance agent license, which are carried at cost less any subsequent impairment loss. The automotive manufacturing permission is necessary to produce the passenger vehicles. No useful life was determined in the contract terms when the Group acquired the automotive manufacturing permission and the insurance agent license. The Group expects that the permission and the license are unlikely to be terminated based on industry experience and will continue to contribute revenue in the future. The Group believes, based upon regulatory precedent, that the automotive manufacturing permission maintenance and required license renewals (as approved by government authorities) are normal activities, thus providing the basis for the indefinite life assumption.

(l)	Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis, as of December 31, or more frequently if events or changes in circumstances indicate that it might be impaired.

The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. Fair value is estimated by the Group using the income approach which is based on the present value of the estimated future cash flows that the reporting unit is expected to generate over its remaining life. Cash flow projections were based on the Group’s estimates of revenue growth rates, profitability, and the discount rate. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. No impairment loss of goodwill was recognized for the years ended December 31, 2023, 2024 and 2025.

(m)	Impairment of long-lived assets other than goodwill

The Group evaluates property, plant and equipment and intangible assets with definite lives for impairment, whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate the carrying value of an asset (or asset group) may not be recoverable in accordance with ASC 360 “Property, Plant and Equipment”. The Group measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. An impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset (or asset group) being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset (or asset group) exceeds its fair value. No impairment loss of long-lived assets was recognized for the years ended December 31, 2023, 2024 and 2025.

2. Summary of Significant Accounting Policies (Continued)

(m)	Impairment of long-lived assets other than goodwill (continued)

Intangible assets with indefinite lives are tested for impairment at least annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350 “Intangibles-Goodwill and Other”. The Group first performs a qualitative assessment to assess all relevant events and circumstances that could affect the significant inputs used to determine the fair value of the indefinite-lived intangible asset. If after performing the qualitative assessment, the Group determines that it is more likely than not that the indefinite-lived intangible asset is impaired, the Group calculates the fair value using a discounted cash flow method of the intangible asset and perform the quantitative impairment test by comparing the fair value of the asset with its carrying amount. Inherent in development of cash flow projections are highly subjective assumptions and estimates derived from a review of the Group’s operating results, business plan forecasts, expected growth rates, and cost of capital, similar to those a market participant would use to assess fair value. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. No impairment loss of indefinite-lived intangible assets was recognized for the years ended December 31, 2023, 2024 and 2025.

(n)	Long-term investments

Long-term investments are comprised of investments in publicly traded companies, privately-held companies and private equity funds, as well as long-term time deposits and long-term financial instruments.

Equity investments

Equity securities not accounted for using the equity method are carried at fair value with gains and losses recorded in the consolidated statements of comprehensive income as “Interest income and investment income, net”, according to ASC 321 “Investments — Equity Securities”.

The Group elected to record investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. For equity investments in private equity funds, over which the group does not have the ability to exercise significant influence, are measured using the net asset value per share based on the practical expedient (“NAV practical expedient”) in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). These equity investments are subject to periodic impairment reviews. The impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities.

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level I of fair value measurements.

2. Summary of Significant Accounting Policies (Continued)

(n)	Long-term investments (continued)

Investments in entities over which the Group can exercise significant influence and hold an investment in common shares or in-substance common shares (or both) of the investee but do not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323 “Investment—Equity Method and Joint Ventures” (“ASC 323”). Under the equity method, the Group initially records its investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in long-term investments on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize its proportionate share of each equity investee’s net income or loss into earnings after the date of investment and its share of equity investee’s movement in accumulated other comprehensive income or loss in other comprehensive (loss)/income. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other–than-temporary. The Group performs an impairment assessment of its equity method investments whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. The primary factors the Group considers in its determination include, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments. No impairment of equity method investments was recognized for the years ended December 31, 2023, 2024 and 2025.

Long-term time deposits

Long-term time deposits are those balances placed with the banks with original maturities longer than one year.

Long-term financial instruments

Long-term financial instruments are investments in financial instruments with variable interest rates and maturity dates greater than one year. The Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Fair value is estimated based on quoted prices provided by financial institutions at the end of each period. Changes in the fair value are reflected in the consolidated statements of comprehensive income as “Interest income and investment income, net.”

(o)	Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs and VIEs’ subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. For the years ended December 31, 2023, 2024 and 2025, there are no forfeited contribution that may be used by the Group as the employer to reduce the existing level of contributions. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB1,682,610, RMB2,508,000 and RMB2,694,257 for the years ended December 31, 2023, 2024 and 2025, respectively.

2. Summary of Significant Accounting Policies (Continued)

(p)	Product warranties

The Group generally provides product warranties mainly on vehicles based on the contracts with its customers at the time of sale of vehicles. The Group accrues a warranty reserve for the vehicles sold by multiplying the expected unit costs for warranty services by the sales volume, which includes the best estimate of projected costs to repair or replace items under warranties and recalls when identified. These estimates are made primarily based on actual claims incurred to date and the estimates of the nature, frequency and average costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within the accruals and other current liabilities while the remaining balance is included within other non-current liabilities in the consolidated balance sheets. Warranty cost is recorded as a component of cost of sales in the consolidated statements of comprehensive income. The Group reevaluates the adequacy of the warranty accrual on a regular basis.

The Group recognizes the benefit from a recovery of the costs associated with the warranty when specifics of the recovery have been agreed with the Group’s suppliers and the amount of the recovery is virtually certain.

The Group does not consider standard warranty as being a separate performance obligation as it is intended to provide assurance that a product complies with agreed-upon specifications and is not viewed as a distinct obligation. Accordingly, standard warranty is accounted for in accordance with ASC 460 “Guarantees”. The Group also provides extended warranty for certain vehicles. The extended warranty is an incremental service offered to customers and is considered a separate performance obligation distinct from other promises and is accounted for in accordance with ASC 606 “Revenue from Contracts with Customers”.

The accrued warranty activity consists of the following:

	For the Year Ended December 31,
	2024	2025
Accrued warranty at beginning of the year	3,251,112	5,159,787
Warranty cost incurred	(289,592)	(747,272)
Provision for warranty(1)	2,198,267	2,733,383
Accrued warranty at end of the year	5,159,787	7,145,898
Including: Accrued warranty, current	518,441	1,602,897
Accrued warranty, non-current	4,641,346	5,543,001
(1)	In November 2025, the Group initiated voluntary recall of 11,411 of 2024 Li MEGA. In addition to product warranties, the Group recognized the estimated costs of the recall in 2025.
(q)	Revenue recognition

Revenues of the Group are primarily derived from sales of vehicles, along with multiple distinct performance obligations within each sale of vehicle, as well as other sales and services which are sold or provided separately which include providing non-warranty after-sales services, sales of charging stalls, goods from online store, parts and accessories, sales of Li Plus Membership, commission service, and customer loyalty points offered to customers in connection with the purchase of vehicles.

2. Summary of Significant Accounting Policies (Continued)

(q)	Revenue recognition (continued)

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenue to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

When either party to a contract has performed, the Group presents the contract in the balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made, or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Vehicle sales

The Group generates revenue from sales of vehicles, together with a number of embedded products and services through a contract. There are multiple distinct performance obligations explicitly stated in the sales contracts including sales of vehicles, charging stalls, vehicle internet connection services, over-the-air upgrades (or “OTA upgrades”), Li Plus Membership, certain products and initial owner extended warranty.

The revenue for sales of the vehicles, charging stalls and certain products are recognized at a point in time when the control is transferred to the customer. For the vehicle internet connection service and OTA upgrades, the Group recognizes the revenue using a straight-line method over the service period. As for the initial owner extended warranty, the Group recognizes the revenue over time based on a straight-line method over the extended warranty period initially, and will continue monitoring the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available.

The Group records a contract liability as deferred revenue regarding the unperformed obligations when cash is received.

2. Summary of Significant Accounting Policies (Continued)

(q)	Revenue recognition (continued)

After-sales services

The Group also provides the after-sales repair and maintenance services and the revenues are recognized at a point in time when the relevant service is delivered.

Sales of charging stalls, goods from online store, parts and accessories

The Group sells charging stalls, goods from online store, parts and accessories along with vehicle sales or separately. The revenue are recognized at a point in time when the charging stalls are installed and goods, parts and accessories are delivered to the customer.

Sales of Li Plus Membership

The Group also sells the Li Plus Membership to enrich the ownership experience of customers. Total Li Plus Membership fee is allocated to each performance obligation, mainly including after-sales repair and maintenance services and vehicle internet connection services, based on the relative estimated standalone selling price. And the revenue for each performance obligation is recognized either over the service period or at a point in time when the relevant goods or service is delivered or when the membership is expired, whichever is earlier.

Commission service

The Group also facilitates customer use of auto-financing products and services offered by banks and insurance companies. The commission service fee is recognized at a point in time when the relevant facilitation service is rendered.

Customer loyalty points

The Group offers customer loyalty points, which can be used in the Group’s online store to redeem the Group’s merchandise or services. The Group determines the value of each customer loyalty point based on cost of the Group’s merchandise or service that can be obtained through redemption of customer loyalty points.

The Group concludes the customer loyalty points offered to customers in connection with the purchase of vehicles is a material right and is considered as a separate performance obligation. The amount allocated to the customer loyalty points as separate performance obligation is recorded as deferred revenue and revenue is recognized when the customer loyalty points are used or expired.

To encourage user engagement and generate market awareness, customers or users of the Group’s mobile application can also obtain customer loyalty points through referring new customers to purchase the vehicles. The Group accounts for such points as selling and marketing expenses with a corresponding liability recorded under accruals and other current liabilities upon the points offering.

Practical expedients and exemptions

The Group follows the guidance on immaterial promises when identifying performance obligations in the vehicle sales contracts and concludes certain services, including lifetime roadside assistance, are not material performance obligations considering these services are not critical items.

Considering the result of the qualitative assessment and the quantitative estimate, the Group concluded not to assess whether promises are performance obligation if they are immaterial in the context of the contract and the relative stand-alone fair value individually and in aggregate is immaterial to reported consolidated results.

2. Summary of Significant Accounting Policies (Continued)

(r)	Cost of sales

Vehicle sales

Cost of vehicle sales consists of direct production and material costs, labor costs, manufacturing overhead (including depreciation of assets associated with the production), shipping and logistic costs, reserves for estimated warranty costs and consumption tax and related surcharge. The cost of sales also includes adjustments to warranty costs and charges to write down the carrying value of the inventory when it exceeds its estimated net realizable value or the inventory is either obsolete or in excess of forecasted demand, losses on inventory purchase commitments as well as impairment charges of manufacturing property, plant and equipment.

Other sales and services

Cost of other sales and services generally includes costs associated with providing non-warranty after-sales services, cost of goods from online stores, parts and accessories, costs of charging stalls, vehicle internet connection costs, and shipping and logistic costs.

(s)	Research and development expenses

Research and development (“R&D”) expenses are primarily comprised of salaries, bonuses, benefits and share-based compensation expenses for those employees engaged in research, design and development activities, consultation fees, validation and testing fees, and other expenses that are directly attributable to the development of new technologies and products, depreciation and amortization of equipment and software of R&D activities and other expenses. R&D costs are expensed as incurred, except for certain costs associated with developing internal - use software when such costs are incurred within the application development stage of software development.

(t)	Selling and marketing expenses

Selling and marketing expenses consist primarily of salaries, bonuses, benefits and share-based compensation expenses for sales and marketing personnel, marketing and promotional expenses, rental and other expenses associated with sales and servicing network. Advertising, marketing and promotional expenses are expensed as incurred and totaled RMB1,411,474, RMB1,576,325 and RMB1,601,474 for the years ended December 31, 2023, 2024 and 2025, respectively.

(u)	General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses, benefits and share-based compensation expenses for employees involved in general corporate functions, professional service fees, depreciation and amortization expenses, rental and other general corporate related expenses.

(v)	Government grants

The Group receives government subsidies from certain local governments. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as research and development purpose, construction of production plants and facilities related to manufacturing base. Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances.

2. Summary of Significant Accounting Policies (Continued)

(v)	Government grants (continued)

The government subsidies are recorded when received with no further conditions to be met or certain operating conditions are met for which the grants are intended to compensate. Government subsidies are recognized as a deduction of the carrying amount of the asset or as a reduction of specific costs and expenses for which the grants are intended to compensate when conditions are met.

As of December 31, 2024 and 2025, deferred government grants balance of RMB538,904 and RMB476,047 are recorded in “Accruals and other current liabilities” and “Other non-current liabilities” in the Group’s consolidated balance sheets. For the years ended December 31, 2023, 2024 and 2025, the Group recognized government grants of approximately RMB1,080,373, RMB1,728,877 and RMB1,609,881, respectively.

(w)	Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

(x)	Share-based compensation

The Company grants share options and RSUs to eligible employees, directors and consultants and accounts for share-based compensation in accordance with ASC 718 “Compensation-Stock Compensation”.

Employees’ share-based awards granted with service conditions and performance condition, are measured at the grant date fair value. Employees’ share-based awards granted with only service conditions are recognized as expenses over the vesting period, using the graded vesting method, net of estimated forfeitures. For performance-based awards, share-based compensation expense is recognized over the expected performance achievement period as the achievement of each performance condition becomes probable.

2. Summary of Significant Accounting Policies (Continued)

(x)	Share-based compensation (continued)

A change in the terms or conditions of a share-based award, or cancellation of a share-based award accompanied by the concurrent grant of a replacement award is accounted for as a modification (that is, an exchange of the original award for a new award), unless the award’s fair value, vesting conditions, and classification as an equity instrument are the same as immediately before and after the change. The compensation costs associated with the modified awards are recognized if either the original vesting condition or the new vesting condition is achieved. The Group recognizes incremental compensation cost for an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

The binomial option-pricing model is used to measure the fair value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rates and expected dividends.

(y)	Taxation

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740 “Income Tax”. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income as “Income tax benefit/(expense)” in the period of change. The determination of the realizability of deferred tax assets requires judgment in assessing the likelihood of future tax consequences. A number of factors are evaluated in considering whether there is evidence that it is more likely than not that the deferred tax assets will be realized, including whether there will be sufficient taxable profits available during the utilization periods, and tax planning strategies. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group records liabilities related to uncertain tax positions when, despite the Group’s belief that the Group’s tax return positions are supportable, the Group believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense.

(z)	Leases

The Group accounts for leases in accordance with ASC 842 “Leases” (“ASC 842”), which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements.

2. Summary of Significant Accounting Policies (Continued)

(z)	Leases (continued)

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Group does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. The Group has lease agreements with lease and non-lease components, and has elected to utilize the practical expedient to account for the non-lease components together with the associated lease component as a single combined lease component. Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Group’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. The Group has elected not to apply the recognition requirements of ASC 842 to short-term leases, as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise.

Operating leases are included in operating lease right-of-use assets, current and non-current operating lease liabilities on the Group’s consolidated balance sheets. Finance lease assets are included in property, plant and equipment, net and the corresponding finance lease liabilities are included in current and non-current finance lease liabilities on the Group’s consolidated balance sheets.

In a sale and leaseback transaction, one party (the seller-lessee) sells an asset it owns to another party (the buyer-lessor) and simultaneously leases back all or a  portion of the same asset for all, or part of, the asset’s remaining economic life. The seller-lessee transfers legal ownership of the asset to the buyer-lessor in exchange for consideration, and then makes periodic rental payments to the buyer-lessor to retain the use of the asset. The Group applies requirements in ASC 606 “Revenue from contracts with customers” when determining whether the transfer of an asset shall be accounted for as a sale of the asset.

An option for the seller-lessee to repurchase the asset would preclude accounting for the transfer of the asset as a sale of the asset unless both of the following criteria are met:

a.	The exercise price of the option is the fair value of the asset at the time the option is exercised.
b.	There are alternative assets, substantially the same as the transferred asset, readily available in the marketplace.

2. Summary of Significant Accounting Policies (Continued)

(aa)	Earnings per share

Basic net earnings per share is computed using the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net earnings is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the earnings.

Diluted net earnings per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options and vesting of restricted share units by using the treasury stock method and ordinary shares issuable upon the conversion of convertible debt using the if-converted method. Potential ordinary shares are not included in the denominator of the diluted net earnings per share calculation when inclusion of such shares would be anti-dilutive.

(ab)	Segment reporting

ASC 280 “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

The Group as a one reportable segment derives revenue from sales of vehicles and embedded products and services, as well as other sales and services which are sold or provided separately, which include providing non-warranty after-sales services, sales of charging stalls, goods from online store, parts and accessories, sales of Li Plus Membership and commission service. Based on the criteria established by ASC 280 “Segment Reporting”, chief operating decision maker (“CODM”) has been identified as management committee, comprised of chief executive officer, chief financial officer, and certain other members of management team. CODM regularly reviews entity-wide operating results and reviews consolidated revenues and net income when making decisions about allocating resources and assessing performance of the segment, and hence, the Group has only one reportable segment. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

The primary measure of segment revenue and profitability for the Group’s operating segment is considered to be consolidated revenue and net income. Significant segment expenses reviewed by the CODM on a regular basis included within net income include cost of sales, research and development expenses, selling, general and administrative expenses which are separately presented on the Group’s consolidated statements of comprehensive income. Other segment items within net income include interest expenses, interest income and investment income, net, others, net and income tax benefit/(expense).

The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, and the Group’s revenues are substantially derived from the PRC, no geographical segment information is presented. The CODM does not review any information regarding total assets on a reportable segment basis.

For the operating results of segment provided to and reviewed by CODM, please refer to the consolidated statements of comprehensive income.